Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Discloure of Significant Accounting Policies
Disclosure of basis of preparation of financial statements [text block]
2.1
Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

The consolidated financial statements have been prepared on a historical cost basis, except for preferred shares in associates and listed equity instruments that have been measured at fair value. The consolidated financial statements are presented in U.S. Dollars (US$) and all values are rounded to the nearest thousand (
US$000
), except when otherwise indicated. Rounding differences
may
occur.

The consolidated financial statements provide comparative information in respect of the previous two
periods, except for the Statement of Financial Position and related disclosures, which provide comparative information as of
December 31, 2019.
Certain amounts in the comparable years have been restated to conform to current year presentation. In
2020,
the Group reclassified items of Technology and Platform Fees, Content Cost and Cost of Inventory Sold. These items were presented as cost of revenue in the consolidated financial statements for the year ended
December 31, 2019.
These reclassifications did
not
have any impact on the classification of assets and liabilities of the Group.

Description of accounting policy for consolidation [text block]
2.2
Basis of consolidation

The consolidated financial statements comprise the financial statements of Opera Limited and its subsidiaries. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Generally, there is a presumption that a majority of voting rights results in control. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with an investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

●	power over the investee (i.e., existing and potential rights that give it the current ability to direct the relevant activities of the investee);
●	exposure, or rights, to variable returns from its involvement with the investee; and
●	the ability to use its power over the investee to affect its return.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value, including any retained interest in a former subsidiary comprising a business that is sold or contributed to an equity-accounted investee.

Description of accounting policy for foreign currency translation [text block]
Foreign currencies

The consolidated financial statements are presented in U.S. Dollars, which is also the functional currency of the parent company.

For each entity, the Group determines the functional currency, which is the currency of the primary economic environment in which the entity operates. Items included in the financial statements of each entity are measured using that functional currency.

Foreign currency transactions are recognized by the Group's entities at their respective functional currency spot rate at the date the transaction first
qualifies for initial recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates at the reporting date. Gains or losses arising from settlement or translation of monetary items are recognized in the Statement of Operations as Net foreign exchange gain (loss). Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

The assets and liabilities of entities within the Group with a functional currency which differs from the Group's presentation currency, are translated using the currency exchange rates of the reporting date. Income and expense items are translated at average currency exchange rates for the respective period. The overall net foreign currency impact from translating assets, liabilities, income and expenses to U.S. Dollars is recognized in the Statement of Comprehensive Income as Exchange differences on translation of foreign operations.

Description of accounting policy for investment in associates and joint ventures [text block]
Investments in joint ventures and associates

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Associates are those entities in which the Group has significant influence, meaning power to participate in the financial and operating policy decisions of the investee, but not
control or joint control of those policies. Significant influence is presumed to exist when the Group holds between
20
and
50
percent of the voting power of another entity.

Investments in associates and joint ventures are accounted for using the equity method (equity-accounted investees) and are recognized initially at cost. On acquisition of an equity-accounted investee, the Group identifies and values assets and liabilities of the associate or joint venture, as if it had acquired a business. While these fair value adjustments are not
recognized separately, the fair values identified form the basis for additional depreciation, amortization and similar adjustments that are reflected in the Group's share of the results in subsequent years. Any excess between the cost of the investment and the Group's share of the net fair value of the investee's identifiable assets and liabilities, i.e., goodwill, is included in the carrying amount of the investment.

Upon loss of control of a subsidiary that constitutes a business with a retained interest that is an investment in an associate or joint venture, the retained interest is remeasured at its fair value and this fair value becomes the cost on initial recognition of the investment in the associate or joint venture.

The consolidated financial statements include the Group's share of the net income or loss and other comprehensive income, after adjustments to align the accounting policies of the associates and joint ventures with those of the Group, from the date that significant influence or joint control commences until the date that significant influence or joint control ceases. Any change in other comprehensive income of those investees is presented as part of the Group's other comprehensive income. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group's interest in the investee. However, in the acquisition of a business from an equity-accounted investee, Opera does not
eliminate its share of gains or losses.

When the Group's share of losses exceeds its interest in an equity-accounted investee, the carrying amount of that interest, including any long-term interests that in substance form part of its net investment, is reduced to zero, and the recognition of further losses is discontinued. However, additional losses are provided for, and a liability is recognized, to the extent that the Group has incurred legal or constructive obligations or has made payments on behalf of the investee.

After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value.

The Group has invested in preferred shares in OPay and StarMaker, both entities classified as associates of the Group. These preferred shares represent a long-term interest that in substance form part of the net investment in the associates. Due to their characteristics the preferred shares are not
equity instruments and do
not
give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding. Thus, the preferred shares are measured at fair value through profit or loss. The carrying amount of the preferred shares is presented as Investments in associates and joint ventures in the Statement of Financial Position, while changes in fair value is presented as Change in fair value of preferred shares in associates in the Statement of Operations. Losses recognized using the equity method in excess of the Group's investment in ordinary shares are applied to the other components of the entity's interest in the associates, including preferred shares, in the reverse order of their seniority (i.e., priority in liquidation).

Description of accounting policy for business combinations [text block]
Business combinations and goodwill

Business combinations, except those occurring under common control, are accounted for using the acquisition method. Acquired businesses are included in the consolidated financial statements from the date the Group obtains control. The cost of an acquisition is measured as the consideration transferred, which is measured at acquisition date fair value. Acquisition-related costs are expensed as incurred.

The Group initially measures goodwill at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held, over the net identifiable assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is from the acquisition date allocated to the Group's cash generating units (CGUs) that are expected to benefit from the transaction.

Description of accounting policy for property, plant and equipment [text block]
Furniture, fixtures and equipment

Furniture, fixtures and equipment, including leasehold improvements, are recognized at cost, less accumulated depreciation and impairment losses.

Depreciation and amortization of furniture, fixtures and equipment is recognized on a straight-line basis over the asset's estimated useful life as follows:

●	Leasehold improvements: Up to 6 years.
●	Equipment: Up to 10 years.
●	Furniture and fixtures: Up to 5 years.

Residual values, useful lives and the depreciation method are reviewed at each financial year-end and adjusted prospectively, if appropriate.

At the end of each reporting period, furniture, fixtures and equipment are assessed for any indications of impairment. If there are indications implying that an asset may
be impaired, the recoverable amount is estimated. See below for accounting policies for impairment of non-financial assets.

Description of accounting policy for intangible assets other than goodwill [text block]
Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination, which for the group includes customer relationships and trademark, is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not
capitalized and the related expenditure is recognized as an expense in the Statement of Operations in the period in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may
be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period.

For goodwill and other intangible assets that have an indefinite useful life and intangible assets that are not
yet available for use, the recoverable amount is estimated at a minimum at each reporting date.

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate all of the following:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	its intention to complete the intangible asset and use or sell it;
●	its ability to use or sell the intangible asset;
●
how the intangible asset will generate probable future economic benefits. Among other things, the entity can demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset;

●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
●	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

The cost of developing new features, together with significant and pervasive improvements of core platform functionality, that meet the criteria above for development activities are capitalized as separate assets or as additions to existing assets and amortized on a straight-line basis, generally over a period of up to
3
years. Intangible assets classified as technology acquired in the acquisition of Opera Norway AS in
2016
are amortized over
5
years.

Expenditures related to product maintenance, such as “bug fixes”, updates needed to comply with changes in laws and regulations, or updates needed to keep pace with the latest trends, are expensed in the period they are incurred.

Intangible assets related to customer relationships, which result from business combinations, are measured at cost less accumulated amortization and impairment losses and are amortized over the estimated customer relationship period up to
15
years. Customer relationship and trademark assets are evaluated for impairment at least annually and more frequently when circumstances warrant.

Description of accounting policy for leases [text block]
Leases

At the commencement date of the lease (i.e., the date the underlying asset is available for use), the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include:

●	fixed payments (and payments that are fixed in substance) less any lease incentives;
●	variable lease payments that depend on an index or a rate;
●	amounts expected to be paid under residual value guarantees; and
●
the exercise price of any purchase option reasonably certain to be exercised by the Group, and payments of penalties for terminating a lease, if the lease term reflects the Group's expectation of exercising the option to terminate.

Variable lease payments that do
not
depend on an index or a rate are recognized as an expense in the period when the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the estimated incremental borrowing rate at the lease commencement date unless the interest rate implicit in the lease is readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments), or a change in the assessment of an option to purchase the underlying asset.

The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of use assets are subject to impairment.

Lease payments on short-term leases of office properties and equipment, and leases of office equipment of low value are recognized as expenses on a straight-line basis over the lease term.

Prior to the implementation of IFRS
16
Leases
as of
January 1, 2019,
the Group applied IAS
17
Leases
. In accordance with IAS
17,
a lease was classified at the inception date as a finance lease or an operating lease. A lease that transferred substantially all the risks and rewards incidental to ownership to the Group was classified as a finance lease. Additional details about the accounting policies applied prior to
2019
are provided below.

Finance leases, which for the Group primarily were related to network server equipment, were capitalized at the commencement of the lease at the inception date fair value of the leased equipment or, if lower, at the present value of the minimum lease payments. Lease payments were apportioned between finance charges and reduction of the lease liability to achieve a constant rate of interest on the remaining balance of the liability. Finance charges were recognized in finance costs in the Statement of Operations.

A leased asset was depreciated over the useful life of the asset, consistent with the useful lives for furniture, fixtures and equipment disclosed above. However, if there was no
reasonable certainty that the Group would obtain ownership by the end of the lease term, the asset was depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease was a lease other than a finance lease. Operating lease payments were recognized as operating expenses in the Statement of Operations on a straight-line basis over the lease term.

Description of accounting policy for financial assets [text block]
Financial assets

The Group has the following financial assets:

●	Loans and receivables: Trade receivables, other receivables, preferred shares and other current and non-current financial assets.
●	Equity instruments: Holdings of publicly traded securities.

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, or fair value through profit or loss. The Group did not
have financial assets measured at fair value through other comprehensive income.

The classification of debt instruments at initial recognition depends on the financial asset's contractual cash flow characteristics and the Group's business model for managing them. Trade receivables that do not
contain a significant financing component are initially measured at the transaction price determined in accordance with the accounting policies for revenue recognition (see below). All other financial assets are initially measured at their fair value plus, in the case of a financial asset not
at fair value through profit or loss, transaction costs. Transaction costs of financial assets measured at fair value through profit or loss are expensed when incurred.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income it needs to give rise to cash flows that are solely payments of principal and interest ("SPPI") on the principal amount outstanding. This assessment is performed at an instrument level. The Group's business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets are measured at amortized cost if the financial assets satisfy the SPPI criteria and are held within a business model whose objective is to collect the contractual cash flows. If the financial asset is held within a business model that is achieved by both collecting contractual cash flows and selling and which contain contractual terms that are SPPI, the assets are measured at fair value through other comprehensive income. Financial assets with cash flows that are not
SPPI are classified and measured at fair value through profit or loss, irrespective of business model.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades, such as publicly traded securities) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

Subsequent measurement at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Group's financial assets at amortized cost includes trade receivables, loans to associates and joint ventures and other loans. A receivable represents the Group's right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due).

Subsequent measurement at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the Statement of Financial Position at fair value with changes in fair value recognized in the Statement of Operations. This category includes listed equity instruments held for trading and preferred shares in OPay and StarMaker. Financial instruments are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

Derecognition

A financial asset is primarily derecognized when:

●	the rights to receive cash flows from the asset have expired, or
●
the Group has transferred its rights to receive cash flows from the asset and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset

Description of accounting policy for financial liabilities [text block]
Financial liabilities

Financial liabilities of the Group comprise of loans, borrowings and payables, including interest bearing loans, lease liabilities, trade payables, other payables and other current and non-current financial liabilities.

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement

Interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method (EIR). Gains and losses are recognized in the Statement of Operations when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the Statement of Operations.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

Description of accounting policy for impairment of assets [text block]
Impairment

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not
held at fair value through the Statement of Operations. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not
track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group makes specific loss provisions at the level of specific invoices where information exists that management can utilize in its determination of credit risk. For trade receivables where no
specific risk information is identified, the Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Group normally considers a financial asset in default when contractual payments are
90
days past due. In certain cases, the Group
may
also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no
reasonable expectation of recovering the contractual cash flows.

Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may
be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset's recoverable amount. An asset's recoverable amount is the higher of an asset's or CGU's fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not
generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

Goodwill is tested for impairment annually as of
December 31,
and when circumstances indicate that the carrying value
may
be impaired.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The Group bases its impairment calculation on detailed budgets and forecast calculations. These budgets and forecast calculations cover a period of one
year. Because the length of the projection period for the cash flow forecast where a CGU has goodwill or intangible assets with indefinite lives is into perpetuity, we identify a “steady state” set of assumptions for the cash flows based on an approach where we estimate cash flows for the following four
years and then using the estimated cash flows in the final year of estimation as the basis for the terminal value. A long-term growth rate is calculated and applied to project future cash flows after the projected period. See Note
12
for more information.

For assets, excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no
longer exist or have decreased. If such an indication exists, the Group estimates the asset's or CGU's recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount since the last impairment loss was recognized.

Description of accounting policy for fair value measurement [text block]
Fair value measurement

The Group measures certain financial assets and liabilities, as disclosed in Note
16,
at fair value at each reporting date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	in the principal market for the asset or liability; or
●	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

All assets and liabilities for which fair value is disclosed in the financial statements are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
●	Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
●	Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For the investments in listed equity instruments, quoted market prices in active markets for identical assets form the basis for fair value measurement.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Description of accounting policy for provisions [text block]
Provisions

A provision is recognized in the Statement of Financial Position when the Group has a currently existing legal or constructive obligation as a result of a past event, and it is probable that a future outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Description of accounting policy for recognition of revenue [text block]
Revenue

The Group has the following primary sources of revenue:

i.	Search
ii.	Advertising
iii.	Technology licensing and other revenue

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services (the transaction price).

Revenues from each of these categories are recognized as follows:

i.	Search

Search revenue is generated when a user conducts a qualified search using a search partner (such as Google or Yandex) through the built-in combined address and search bar provided in Opera's PC and mobile browsers, or when otherwise redirected to the search partner via browser functionality. Search revenue is recognized in the period the qualified search occurs based upon the contractually agreed revenue share amount.

ii.	Advertising

Advertising includes revenues from all other user-generated activities excluding search revenues. Advertising revenues include revenues from industry-standard ad units, predefined partner bookmarks (“Speed Dials”) and subscriptions of various promoted services that are provided by the Group. Revenue is recognized when our advertising services are delivered based on the specific terms of the underlying contract, which are commonly based on revenue sharing, clicks, or subscription revenues collected by third
parties on behalf of the Group.

The majority of advertising revenue is reported based on the amounts the Group is entitled to receive from advertising partners. In limited instances where the Group has developed or procured a service which it promotes to the users, the Group considers itself the principal party to a transaction and not
an agent of another entity. In such cases, the Group will recognize revenue on a gross basis. In the Group's determination as to whether it is the principal, it considers its (i) responsibility to provide the service to the end-user, (ii) ability to determine pricing, (iii) exposure to risk. The associated costs for these transactions are included in the Statement of Operations within cost of revenue.

iii.	Technology licensing and other revenue

Technology licensing and other revenue include other revenues that are not
generated by the Group's user base, such as revenues from providing professional services, from device manufacturers and mobile communication operators. We generate such revenue from licensing of our proprietary compression technology and providing related maintenance, supporting and hosting services to third
parties, as well as providing professional services, and enabling customized browser configurations to mobile operators. We also generate such revenue from providing development and managerial services to certain equity-accounted investees.

Licensing agreements
may
in addition to licensing of technology, include related professional services, maintenance and support, as well as hosting services. Depending on the customization and integration level, the software licenses are either distinct or not
distinct performance obligations from related professional services, and accordingly, the licensing revenue is recognized either separately when control is transferred to the customer or together with the implementation services. Sale of licenses that are part of a multi-element contract where the license is not
distinct from maintenance, support or hosting services, are recognized over the contract period.

Maintenance, support and hosting revenues are generally recognized ratably over the term that these services are provided.

Revenue from software developed specifically for
one
customer is recognized over the development period in line with the degree of completion, provided that the criteria for recognizing revenue over time defined in IFRS
15
are met.

Revenue from distinct professional services is recognized over the development period in line with the degree of completion.

Set-up activities that do
not
result in the transfer of a promised good or service, are
not
identified as a performance obligation to the customer. The costs of set-up activities are recognized as an asset, provided the criteria in IFRS
15
are met.

The allocation of revenue for contracts with multiple elements is based on the Group's estimate of its standalone selling prices. Such estimates are based on relevant historical information and can include past contracts with fewer elements, or the Group's typical hourly rates for professional services compared with an estimated number of hours required.

Revenue from operators is included in the “Technology licensing and other revenue” category even if there are variable components that scale with the number of users. This is related to the fact that such operator agreements typically contain licensing fees based on usage, as well as hosting and support services.

Description of accounting policy for other income [text block]
Other income

Other income is income which is
not
related to the Group's ordinary activities and is presented net of associated costs. Other income includes the gain from loss of control over subsidiaries and the gain on disposal of equity-accounted investees.

Description of accounting policy for personal expenses [text block]
Personnel expenses

Personnel expenses, other than share-based payments to employees, include short-term employee benefits, such as wages, salaries and social security contributions, paid annual leave and paid sick leave, performance-based bonuses and non-monetary benefits. It also includes expenses related to defined contribution schemes provided to employees as post-employment benefits. Personnel expenses are recognized at the undiscounted amount due to the employees or the de-facto employees when these have rendered service to the Group or when the liability otherwise arises.

Description of accounting policy for income tax [text block]
Income taxes

Income tax expense consists of the sum of (i) current year income taxes payable plus (ii) the change in deferred taxes and liabilities, except if income taxes relate to items recognized in other comprehensive income, in which case it is recognized in other comprehensive income.

Current year income taxes payable is the expected tax payable on the taxable income for the year, using tax rates enacted or substantially enacted at the year-end date, and any adjustment to tax payable in respect of previous years. The Group includes deductions for uncertain tax positions when it is probable that the tax position will be sustained in a tax review. The Group records provisions relating to uncertain or disputed tax positions at the amount expected to be paid.

Deferred tax is provided using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The amount of deferred tax provided is based on the expected manner of realization or settlement of the underlying items, using tax rates enacted or substantively enacted at the reporting date.

A deferred tax asset is only recognized to the extent that it is probable that future taxable profits will allow the deferred tax asset to be realized. Recognized assets are reversed when realization is no
longer probable. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

Income taxes include all domestic and foreign taxes, which are based on taxable profits, including withholding taxes.

Description of accounting policy for discontinued operations [text block]
Discontinued operations

A discontinued operation is a component of the Group that has been disposed of or is a disposal group classified as held for sale, and

●	represents a separate major line of business or geographical area of operations;
●	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
●	is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the Statement of Operations. In
2020,
the Group disposed of its microlending business and terminated its retail business, both classified as discontinued operations. Additional disclosures on discontinued operations are provided in Note
9.
All other notes to the consolidated financial statements include amounts for continuing operations, unless indicated otherwise.

The Statement of Cash Flows, which is prepared based on the indirect method, reflects the cash flows of discontinued operations up to the date of disposal. Items of working capital, such as receivables and payables, that are disposed of, are eliminated from the balance sheet changes to such items in the reconciliation of profit to operating cash flows. The amount of cash and cash equivalents in subsidiaries disposed of is classified as an investing activity at the time of disposal.

Description of accounting policy for government grants [text block]
Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. The Group has received government grants that relate to the development of technology, which includes expenditures that are capitalized. Those government grants are deducted in arriving at the carrying amount of the asset. Government grants related to income are recognized as Other income in the Statement of Operations.

Description of accounting policy for treasury shares [text block]
Treasury shares

Treasury shares are shares in Opera Limited, the parent, that are reacquired under a repurchase program. Treasury shares are recognized at cost and deducted from equity.
No
gain or loss is recognized in the Statement of Operations on the purchase, sale, reissue or cancellation of the Group's own equity instruments.

Description of accounting policy for significant accounting estimates, judgements and assumptions [text block]
2.4
Significant accounting estimates, judgments and assumptions

The preparation of the Group's consolidated financial statements requires management to make judgments, estimates and assumptions that may
affect the reported amounts of assets, liabilities, income and expenses, and the accompanying disclosures. The estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the result of which forms the basis for making the judgments about carrying values of assets and liabilities that are not
readily apparent from other sources. Actual results
may
differ from these estimates. The estimates and underlying assumptions are reviewed continuously. Changes in accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following summarizes the most significant judgments and estimates in preparing the consolidated financial statements.

Fair value of investment in Nanobank

On
August 19, 2020,
the Group contributed TenSpot Pesa Limited and its subsidiaries to Nanobank, a related party, in exchange for the Group obtaining an ownership interest of
42%
in Nanobank. The Group concluded that the investment in Nanobank is an associate to be accounted for in accordance with the equity method. The cost of the investment in Nanobank, i.e., the amount at which it initially was recognized, was the estimated fair value of the investment as of
August 19, 2020.
The Group estimated the fair value using a combination of methodologies, including income and market-based approaches. Under the income approach, the Group estimated expected future cash flows for each component of Nanobank and then discounted those cash flows using an estimated weighted average cost of capital ("WACC"). The estimates for future cash flows were based on assumptions that included the number of loans to customers, nominal size of loans, amount of interest and fees generated and credit losses. The estimate for WACC was based on estimates for risk-free rate, beta, equity risk premium, cost of debt and a company-specific risk premium. Under the market approach, the Group used judgment in identifying comparable companies. Based on the combination of the income and market approaches, the Group concluded that the estimate for fair value of the investment in Nanobank as of
August 19, 2020,
was
US$265.9
million, which became the deemed cost of the investment. See Notes
13
and
26
for more information.

On acquisition of the investment in Nanobank, the Group used assumptions in identifying and valuing the assets and liabilities of the entity, including goodwill. The Group identified intangible assets that were not
separately recognized by Nanobank, including trademarks, technology, customer relationships and licenses. For all identified assets and liabilities, the Group estimated their fair values as of
August 19, 2020.
In estimating the fair value of the trademarks and technology assets, the Group used a relief-from-royalty method that included estimates for royalty rates and future revenue related to the trademarks. In estimating the fair value of the customer relationships, the Group estimated future revenue from the customer base of Nanobank and the churn rate for customers. The identified licenses were valued using a combination of a cost-based approach that estimated the cost of acquiring the licenses and a market-based approach under which the Group estimated a transaction price for similar licenses. For all identified assets, the Group used judgment in determining their useful lives.

Significant influence over OPay and basis of accounting for investment

The Group determined that it has significant influence over OPay Limited even though it was diluted in
2019
from holding
19.9%
to
13.1%
of the voting rights in the company and does
not
have a direct representation on the board of directors. In determining that it has significant influence, the Group considered the influence its chairman and CEO is capable of exercising on its behalf. The Group's chairman and CEO is also the chairman and CEO of OPay, though appointed as a representative of a personal investment entity, which also is an investor in OPay. Based on the assessment that the chairman and CEO of the Group is capable of exercising significant influence in OPay on behalf of the Group, it was determined that it has power to participate in the financial and operating policy decisions of OPay and thus the investment was classified as an associate.

The Group holds preferred shares in OPay, acquired in
2019,
as disclosed in Notes
13
and
16.
While the preferred shares have characteristics similar to equity instruments, the Group determined that the rights and benefits inherent in the preferred shares, including redemption rights and liquidation preference, entail that they in substance are debt instruments. Consequently, the Group classified the preferred shares as financial instruments measured at fair value through profit or loss. The carrying amount of the preferred shares is part of the Group's net investment in OPay. The Group applied significant judgment in determining the share of net income (loss) to be recognized under the equity method. The Group considered the rights and benefits of all classes of shares issued by OPay and determined that the Group's share was to be calculated based on its number of ordinary shares relative to the total number of shares outstanding, including preferred shares, opposed to only the total number of ordinary shares outstanding.

Fair value of preferred shares in associates

The Group has invested in preferred shares in OPay and StarMaker, both entities classified as associates of the Group. These preferred shares represent a long-term interest that in substance form part of the net investment in the associates. Due to their characteristics the preferred shares are not
equity instruments and do
not
give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding. Thus, the preferred shares are measured at fair value through profit or loss.

The fair values of preferred shares in OPay and StarMaker as of
December 31, 2020,
were measured using methods and techniques that reflect the economic rights and benefits of the preferred shares. These rights and benefits include redemption rights and liquidation preferences. A combination of the following three
valuation methods was used to estimate the fair value of the preferred shares: Probability weighted expected return model (“PWERM”); Option pricing model (“OPM”); and Current value method (“CV”). These models, which also were used to estimate fair values as of
December 31, 2019,
build on estimates, such as discount for lack of marketability and the fair value of equity in OPay and StarMaker. Moreover, the PWERM model is based on estimates for future scenarios and outcomes, including sale transactions, initial public offering, dissolution, and redemption. More details on the models and input are provided in Note
16.

Collectability of consideration from Powerbets

In order to recognize revenue from a contract with a customer within the scope of IFRS
15,
certain criteria must be met, including it being probable that the Group will collect the consideration to which it will be entitled in exchange for the goods or services transferred to the customer. In evaluating whether collectability of an amount of consideration is probable, the Group considers the customer's ability and intention to pay that amount of consideration, which may
involve significant judgment.

Effective from the beginning of
2020,
the Group determined that it was
not
probable that it would collect the consideration to which it was entitled for services provided to Powerbets during the year and as a result, the Group did not
recognize any revenue from these services. However, in
2019,
the Group determined that at the time the collectability criterion was met and based on this the Group recognized
US$2,210
thousand as revenue from contracts with Powerbets (
2018:
US$4,369
thousand). As of
December 31, 2020,
the total amount of outstanding trade receivables due from Powerbets was
US$6,579
thousand (
December 31, 2019:
US$6,579
thousand).

In assessing whether the collectability criterion was met for contracts with Powerbets, management considered the likelihood of and timing for when Powerbets will start generating net cash inflows from its operating activities and other factors that are relevant in assessing the timing of revenue recognition and collectability of related accounts receivable.

The Group disposed of its equity investment in Powerbets in
December 2020.
See Notes
13,
14
and
26
for more information.

As of
December 31, 2020,
the Group estimated the lifetime expected credit losses on trade receivables and long-term loans due from Powerbets. In estimating the cash flows the Group expects to receive, it considered a range of possible outcomes, which were assigned weights based on probabilities. Possible outcomes included scenarios in which Powerbets starts generating sufficient cash flows from its operating activities to settle the receivables and capital contributions from new investors in the company. The Group determined that the probability-weighted best estimate for amount to be collected was nil
and consequently that the trade receivables and the long-term loans were fully impaired. Consequently, the Group recognized an impairment loss of
US$10,476
thousand, of which
US$6,579
thousand was related to trade receivables and
US$3,897
thousand was related to long-term loans. Due to the distinct nature of the expense, the impairment loss was recognized on a separate line item in the Statement of Operations as "Credit loss expense related to divested joint venture".

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. Goodwill and the Opera brand (“Trademark”), which have indefinite useful lives, were tested for impairment as of
December 31, 2020,
based on estimates of value in use for the CGUs to which the goodwill and Trademark are allocated. The goodwill recognized by the Group is predominantly allocated to the Browser and News CGU, with a smaller amount allocated to the Other CGU. The Trademark is allocated to the Browser and News CGU. The value in use calculation is based on a discounted cash flow (“DCF”) model. It requires management to estimate future cash flows expected to arise from the CGU, discounted using a suitable discount rate. The key assumptions in determining the value in use are the expected future cash flows, long-term growth rate and the discount rate. The key assumptions, including a sensitivity analysis, are disclosed in Note
12.

Capitalized development costs

The Group capitalizes expenditure incurred in the development of new products and services. Initial capitalization of expenditure is based on management's judgment that the project meets all of the six
criteria discussed above in the accounting policy for intangible assets. Assessing if and when all of these criteria are met is based on judgment, which takes into account past experiences and expectations about the technical ability to complete the asset as intended.

The Group periodically, and when circumstances warrant, reviews capitalized costs to evaluate whether there are indicators of impairment for individual assets. If indicators of impairment are identified, the Group tests the asset or CGU to which it is included for impairment in accordance with the principles discussed above. In the event the Group abandons a development project, the asset is written off immediately. See Note
12
for more information.